Related party transactions	6 Months Ended
Feb. 28, 2025
Related Party Transactions
Related party transactions

17.	Related party transactions

Related parties include the Board of Directors and officers, extended relatives and enterprises that are controlled by these individuals as well as certain consultants performing similar functions.

Remuneration of Directors and key management personnel of the Company was as follows:

Directors and key management personnel	Three months ended February 28, 2025	Three months ended February 29, 2024	Six months ended February 28, 2025	Six months ended February 29, 2024
Remuneration	$960	$429	$1,326	$864
Share-based compensation expense	1,062	321	1,155	1,014
Total directors and key management personnel	$2,022	$750	$2,481	$1,878

During the three and six months ended February 28, 2025, $0.2 million and $0.3 million for stock options granted to key management personnel was expensed, respectively (February 29, 2024 – $0.1 million and $0.3 million, respectively) and $0.8 million and $0.8 million for RSUs granted to directors and key management personnel was expensed, respectively (February 29, 2024 – $0.1 million and $0.4 million, respectively).

During the three and six months ended February 28, 2025, $0.1 million and $0.1 million related to common share awards granted to key management personnel was expensed, respectively (February 29, 2024 – $nil 0 and $0.2 million, respectively).